Prepaid Expenses and Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Assets Disclosure [Text Block]
Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Prepaid expenses	$158,860	$81,841
Other receivables	43,490	32,012
Total	$202,350	$113,853

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expenses included prepayments for insurance and advertising.

Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Prepaid expenses	$81,841	$-
Other receivables	32,012	126,394
Total	$113,853	$126,394

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance and advertising.